STOCKHOLDERS EQUITY (DEFICIT) - Vallon - 10-K (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Line Items]
Schedule of the Fair Value of the Warrants
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	September 30, 2023	December 31, 2022
Volatility	167.7%	139.9%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	4.92%	4.32%
The Black-Scholes option-pricing model was used to estimate the fair value of the Equity Warrants, the Exchange Warrants and the Advisor Warrants with the following weighted-average assumptions:

Volatility	167.6%
Expected term in years	1.69
Dividend rate	0.0%
Risk-free interest rate	4.37%

Schedule of Warrants Outstanding to Purchase Common Stock
As of September 30, 2023, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
8,629	$34.76	November 2023
1,438	$34.76	December 2023
1,142,289	$14.74	June 2025
3,758	$300.00	February 2026
24,667	$28.15	May 2027
1,168	$0.01	July 2027
2,402	$61.39	April 2028
421,590	$14.73	60 months after registration date
1,269,210	$13.51	60 months after registration date
814,467	$12.28	24 months after registration date

Vallon Pharmaceuticals, Inc.
Equity [Line Items]
Schedule of the Fair Value of the Warrants
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	(Initial Measurement)
	May 17, 2022	December 31, 2022
Volatility	130.8%	133.3%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	2.665%	4.240%
The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.155%

Schedule of Warrants Outstanding to Purchase Common Stock
As of December 31, 2022, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
112,500	$10.00	February 12, 2026
740,000	$0.9382	May 17, 2027